LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost [Abstract]
Operating lease cost	$ 295,501	$ 257,359	$ 138,766
Short-term lease cost	23,172	24,507	14,831
Operating lease cost	318,673	281,866	153,597
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	292,781	228,604	128,751
ROU assets obtained in exchange for new operating lease liabilities	$ 279,526	$ 596,887	$ 520,354
Weighted-average remaining lease term [Abstract]
Operating leases	6 years 1 month 24 days	5 years 7 months 28 days
Weighted-average discount rate [Abstract]
Weighted average discount rate for operating leases	8.30%	7.80%
Maturities of Operating Lease Liabilities [Abstract]
2024	$ 298,070
2025	250,365
2026	215,008
2027	156,217
2028	119,121
Thereafter	365,164
Total lease payments	1,403,945
Less: imputed interest	(323,643)
Present value of lease liabilities	1,080,302
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 518,265	$ 810,652
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	15 years
Operating lease that has not yet commenced [Abstract]
Lease term	14 years	14 years